Term loans (Tables)	12 Months Ended
Dec. 31, 2022
Term loans
Schedule of components and movements of term loans
Economic
Development Agency Other Term Other Term
Canada
Emergency Business
of Canada Loan
1
Loans
2
Loans
3
Account Loan
4
Total
$ $ $ $ $
Balance, December 31, 2020 75,800 36,907 — — 112,707
Assumed through business combination — — 36,520 50,000 86,520
Accretion 12,185 — — — 12,185
Payments — (12,207) (8,300) — (20,507)
Balance, December 31, 2021 87,985 24,700 28,220 50,000 190,905
Additions 292,941 292,941
Discounting (89,085) — — — (89,085)
Accretion 28,229 — — — 28,229
Payments — (13,083) (19,920) — (33,003)
Balance, December 31, 2022 320,070 11,617 8,300 50,000 389,987
Less current portion — (11,617) (8,300) (50,000) (69,917)
Balance, December 31, 2022 320,070 — — — 320,070
1

maturing in 2029, non-interest bearing, payable

in equal instalments from April 2024 to March 2029.
2
maturing October 23, 2023

bearing interest at

a rate

of
6.95
% per

annum, payable in monthly

instalments of $
1,200

secured by

automobile (carrying
amount of $ 10,795

as at December 31, 2022)
3

maturing in May 2023, payable in monthly instalments

of $
1,660 , bearing interest at 7.45%
4

loan bearing
no

interest and
no

minimum repayment, if repaid by December 2023